UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2006

	Shares, Warrants, Principal Amount and Shares Subject to Call		Value
Common Stocks and Warrants 57.4%
Aerospace and Defense 1.2%
Honeywell International	24,200	shs.	$ 1,035,034

Air Freight and Logistics 0.4%
FedEx	2,690		303,809

Beverages 0.7%
Coca-Cola	13,600		569,432

Biotechnology 0.5%
Pharmion*	24,827		447,631

Capital Markets 0.6%
Merrill Lynch	6,900		543,444

Chemicals 1.4%
Dow Chemical	15,100		613,060
E. I. du Pont de Nemours	15,400		650,034
			1,263,094
Commercial Banks 3.4%
Bank of America	34,020		1,549,271
PNC Financial Services Group	9,800		659,638
Wachovia	13,380		749,949
			2,958,858
Commercial Services and Supplies 1.5%
Cendant	37,500		650,625
Waste Management	19,200	(1)	677,760
			1,328,385
Communications Equipment 0.8%
Lucent Technologies*	165,000		503,250
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	288,413	wts.	180,258
			683,508
Computers and Peripherals 0.7%
EMC*	23,900	shs.	325,757
Seagate Technology*	10,900		286,997
			612,754
Containers and Packaging 1.6%
Packaging Corp. of America	26,900		603,636
Smurfit-Stone Container*	59,100		801,396
			1,405,032
Diversified Financial Services 4.2%
Citigroup	38,678		1,826,762
JPMorgan Chase	45,140		1,879,630
			3,706,392
Diversified Telecommunication Services 3.0%
BellSouth	33,400		1,157,310
Citizens Communications	69,900		927,573
Verizon Communications	17,400		592,644
			2,677,527
Electric Utilities 5.6%
American Electric Power	30,500		1,037,610
Duquesne Light Holdings	54,400		897,600
Exelon	10,000		529,000
FPL Group	15,100		606,114
PPL	15,400		452,760
Progress Energy	10,600		466,188
Southern Company	29,500		966,715
			4,955,987

Food Products 1.0%
ConAgra Foods	40,110		860,761

Gas Utilities 1.4%
Peoples Energy	34,200		1,218,888

Health Care Providers and Services 0.4%
Aetna	7,000		343,980

Hotels, Restaurants and Leisure 0.6%
McDonald's	16,100		553,196

Household Durables 0.7%
Newell Rubbermaid	25,700		647,383

Industrial Conglomerates 2.5%
General Electric	64,340		2,237,745

Insurance 0.2%
Allstate	3,800		198,018

Internet Software and Services 1.5%
Google (Class A)*	2,400		927,108
Yahoo!*	13,100		422,606
			1,349,714
Media 0.6%
Clear Channel Communications	19,010		551,480

Multi-Utilities 0.8%
Dominion Resources	9,500		655,785

Multiline Retail 0.7%
Dollar General	34,300		606,081

Oil, Gas and Consumable Fuels 4.5%
Chevron	14,420		835,927
ConocoPhillips	5,200		328,380
Exxon Mobil	24,510	(1)	1,491,679
Marathon Oil	13,100		997,827
Murphy Oil	6,720		334,790
			3,988,603
Pharmaceuticals 3.2%
Eli Lilly	11,100		613,830
Pfizer	55,858		1,391,981
Wyeth	15,820		767,586
			2,773,397
Real Estate 4.2%
Health Care Property Investors	42,500		1,207,000
Mack-Cali Realty	26,400		1,267,200
New Plan Excel Realty Trust	48,000		1,245,120
			3,719,320
Software 2.0%
Mercury Interactive*	21,400		742,045
Microsoft	36,340		989,720
			1,731,765
Thrifts and Mortgage Finance 1.7%
Fannie Mae	10,400		534,560
Freddie Mac	5,800		353,800
Washington Mutual	14,400		613,728
			1,502,088

Tobacco 5.8%
Altria Group	28,065		1,988,686
Carolina Group	11,800		557,786
Reynolds American	7,600		801,800
UST	42,800		1,780,480
			5,128,752

Total Common Stocks and Warrants			50,557,843

Preferred Stocks 8.7%
Capital Markets 1.8%
Bear Stearns:
Series E 6.15%	6,200		314,650
Series F 5.72%	6,400		320,160
Series G 5.49%	6,800		331,840
Lehman Brothers Holdings:
Series D 5.67%	6,500		323,375
Series F 6.5%	12,500		320,500
			1,610,525
Chemicals 0.7%
E. I. du Pont de Nemours:
Series A $3.50	4,300		292,916
Series B $4.50	3,500		292,250
			585,166
Commercial Banks 0.7%
Bank of America Series A 6.75%	5,900		302,375
HSBC USA (Series F) 5.28%#	13,100		337,325
			639,700
Diversified Financial Services 1.4%
Citigroup:
Series F 6.365%	6,200		315,890
Series G 6.213%	6,300		319,977
Series H 6.231%	6,100		307,898
Series M 5.864%	6,200		312,480
			1,256,245
Electric Utilities 0.4%
Pacific Gas & Electric (Series A) 6%	12,400		315,828

Multi-Utilities 0.4%
Consolidated Edison (Series A) $5.00	3,500		318,500

Thrifts and Mortgage Finance 3.3%
Fannie Mae:
Series H 5.81%	6,600		323,400
Series L 5.125%	7,500		330,000
Series M 4.75%	8,100		330,885
Freddie Mac:
Series D 6.14%	6,500		327,762
Series F 5%	7,700		328,405
Series K 5.79%	6,100		303,170
Series O 5.81%	6,200		316,696
Series P 6%	6,200		314,526
Series R 5.7%	6,700		325,955
			2,900,799

Total Preferred Stocks			7,626,763

Options Purchased* 1.3%
Beverages 0.2%
Coca-Cola Enterprises, Call expiring January 2008 at $15	22,200		152,070

Communications Equipment 0.1%
Cisco Systems, Call expiring January 2008 at $17.50	12,400		83,080

Hotels, Restaurants and Leisure 0.1%
McDonald's, Call expiring January 2008 at $30	16,500		127,875

Industrial Conglomerates 0.1%
Tyco International, Call expiring January 2008 at $25	8,200		45,920

Oil, Gas and Consumable Fuels 0.1%
ConocoPhillips, Call expiring January 2007 at $75	23,600		60,180
Exxon Mobil, Call expiring January 2007 at $80	163,400		62,092
			122,272
Software 0.2%
Mercury Interactive, Call expiring January 2008 at $20	11,800		204,140

Thrifts and Mortgage Finance 0.1%
Fannie Mae, Call expiring September 2006 at $70	38,800		3,880
Freddie Mac, Call expiring January 2008 at $55	5,700		64,980
			68,860
Tobacco 0.4%
Altria Group, Call expiring January 2008 at $70	8,000		77,600
Altria Group, Call expiring January 2008 at $75	8,100		59,940
Altria Group, Call expiring January 2008 at $80	17,400		93,960
Altria Group, Call expiring January 2008 at $85	25,800		37,410
UST, Call expiring July 2006 at $35	7,200		50,400
			319,310

Total Options Purchased			1,123,527

US Government and Government Agency Securities 15.9%
US Government Securities 9.1%
US Treasury Bonds 5.375%, 2/15/2031	$ 1,695,000		1,784,782
US Treasury Notes:
4.375%, 1/31/2008	1,350,000		1,339,191
4.5%, 2/15/2009	2,980,000		2,955,090
4.5%, 2/15/2016	1,937,000		1,884,490
			7,963,553
Government Agency SecuritiesØ 5.8%
Fannie Mae:
4.75%, 8/25/2008	715,000		709,582
5.6%, 2/8/2016	950,000		938,706
Freddie Mac:
5.05%, 12/8/2008	1,300,000		1,295,817
5.4%, 2/28/2011	435,000		433,775
5%, 8/15/2012	865,000		854,197
5.5%, 8/20/2019	745,000		728,104
6.25%, 7/15/2032	165,000		186,953
			5,147,134
Government Agency Mortgage-Backed SecuritiesØ†† 1.0%
Fannie Mae:
7%, 7/1/2008	36,422		36,961
7%, 2/1/2012	22,150		22,477
8.5%, 9/1/2015	57,517		60,369
6.5%, 5/1/2017	92,433		94,677
5.5%, 2/1/2018	185,786		184,854
7%, 1/1/2032	89,125		91,912
7%, 5/1/2032	203,844		210,175
Freddie Mac Gold:
6%, 11/1/2010	71,366		72,729
8%, 12/1/2023	66,213		70,504
			844,658

Total US Government and Government Agency Securities			13,955,345

Corporate Bonds 11.4%
Aerospace and Defense 0.2%
Honeywell International 5.4%, 3/15/2016	150,000		148,348

Auto Components 0.1%
Johnson Controls 5.5%, 1/15/2016	135,000		131,165

Capital Markets 0.5%
Ameriprise Financial 5.35%, 11/15/2010	285,000		282,406
Credit Suisse 5.25%, 3/2/2011	190,000		188,033
			470,439
Commercial Banks 0.2%
Wachovia Capital Trust 5.8%, 3/15/2042	190,000		186,869

Consumer Finance 0.7%
Capital One Bank 5%, 6/15/2009	290,000		286,769
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		294,223
			580,992
Diversified Financial Services 0.7%
CIT Group:
4.75%, 8/15/2008	220,000		217,250
6%, 4/1/2036	100,000		96,563
Citigroup 5.875%, 2/22/2033	75,000		73,116
International Lease Finance 5%, 9/15/2012	200,000		192,575
			579,504
Electric Utilities 1.7%
Carolina Power & Light 5.25%, 12/15/2015	340,000		329,506
Commonwealth Edison 3.7%, 2/1/2008	140,000		135,841
Dayton Power & Light 5.125%, 10/1/2013	185,000		179,606
MidAmerican Energy Holdings 6.125%, 4/1/2036†	410,000		402,709
Nevada Power 6.65%, 4/1/2036†	310,000		309,870
Progress Energy:
7.75%, 3/1/2031	70,000		81,616
7%, 10/30/2031	30,000		32,340
			1,471,488
Food and Staples Retailing 0.2%
Stater Brothers Holdings 8.125%, 6/15/2012	140,000		140,525

Food Products 0.3%
Dean Foods 6.625%, 5/15/2009	140,000		142,100
Smithfield Foods 7%, 8/1/2011	140,000		140,000
			282,100
Health Care Providers and Services 0.8%
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		149,100
Humana 6.3%, 8/1/2018	155,000		157,978
Omnicare 6.875%, 12/15/2015	140,000		140,350
UnitedHealth Group 3.3%, 1/30/2008	280,000		270,448
			717,876
Hotels, Restaurants and Leisure 0.6%
Royal Caribbean Cruises 6.875%, 12/1/2013	340,000		351,274
Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012	140,000		152,950
			504,224
Household Durables 0.3%
Centex 4.875%, 8/15/2008	275,000		270,764

Independent Power Producers and Energy Traders 0.4%
Black Hills 6.5%, 5/15/2013	370,000		370,384

Insurance 0.8%
Allstate 5.95%, 4/1/2036	145,000		141,723
Endurance Specialty Holdings 6.15%, 10/15/2015	125,000		124,084
Markel 6.8%, 2/15/2013	405,000		416,166
St. Paul Travelers 5.5%, 12/1/2015	70,000		68,600
			750,573

Machinery 0.2%
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	140,000		142,450

Media 0.2%
Comcast:
5.9%, 3/15/2016	70,000		68,776
6.45%, 3/15/2037	70,000		67,574
			136,350
Metals and Mining 0.3%
BHP Billiton Finance 5%, 12/15/2010	280,000		275,561

Multi-Utilities 0.5%
Alabama Power 4.99%, 8/25/2009#	215,000		215,834
Consolidated Edison 5.85%, 3/15/2036	150,000		147,353
Southern California Edison 5%, 1/15/2016	90,000		85,923
			449,110
Office Electronics 0.3%
Xerox 6.4%, 3/15/2016	285,000		284,287

Oil, Gas and Consumable Fuels 1.3%
Amerada Hess 7.125%, 3/15/2033	280,000		306,469
Kinder Morgan Finance 5.7%, 1/5/2016	275,000		268,413
Massey Energy 6.875%, 12/15/2013†	140,000		137,900
Peabody Energy 6.875%, 3/15/2013	140,000		142,800
Tesoro 6.625%, 11/1/2015†	310,000		308,450
			1,164,032
Pharmaceuticals 0.3%
Wyeth 5.5%, 3/15/2013	285,000		282,166

Real Estate 0.6%
Brandywine Operating Partners 6%, 4/1/2016	135,000		133,847
Health Care Properties 5.625%, 2/28/2013	135,000		133,212
Healthcare Realty Trust 5.125%, 4/1/2014	280,000		262,513
			529,572
Wireless Telecommunication Services 0.2%
Rogers Wireless 7.25%, 12/15/2012	140,000		148,225

Total Corporate Bonds			10,017,004

Asset-Backed Securities†† 1.0%
Electric Utilities 1.0%
Peco Energy Transition Trust 6.05%, 3/1/2009	845,829		850,613

Short-Term Holdings 4.5%
Repurchase Agreement 4.3%
State Street Bank 4.06%, dated 3/30/2006, maturing 4/3/2006, in the amount of $3,848,302,
collateralized by: $3,980,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $3,965,075	3,847,000		3,847,000

US Government Securities 0.2%
US Treasury Notes 2.25%, 4/30/2006	158,000		156,956

Total Short-Term Holdings			4,003,956

Total Investments 100.2%			88,135,051

Other Assets Less Liabilities (0.2%)			(141,892)

Net Assets 100.0%			$87,993,159

Schedule of Options Written

Call Options Written
Exxon Mobil, expiring April 2006 at $60	4,200	shs.	$ (6,510)
Waste Management, expiring April 2006 at $32.50	8,600		(24,080)

Total Call Options Written			$ (30,590)

__________
*	Non-income producing security.
ADR - American Depositary Receipts.
(1)	All or part of the security is held as collateral for options written. As of March 31, 2006, the value of securities held as collateral was $559,192.
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2006.

The cost of investments for federal income tax purposes was $86,988,258. The tax basis gross appreciation and depreciation of portfolio securities were $3,809,147 and $2,662,354, respectively. Net appreciation was $1,146,793.

Security Valuation  Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.